BONDS AND SECURITIES AT AMORTIZED COST	12 Months Ended
Dec. 31, 2021
Bonds And Securities At Amortized Cost
BONDS AND SECURITIES AT AMORTIZED COST

24)       BONDS AND SECURITIES AT AMORTIZED COST

	R$ thousand
	Amortized cost	Gross unrealized gains (2)	Gross unrealized losses (2)	Fair value
Securities:
Brazilian government securities	79,521,578	3,703,783	(3,193,926)	80,031,435
Corporate debt securities	99,297,697	992,753	(921,269)	99,369,181
Balance on December 31, 2021 (1)	178,819,275	4,696,536	(4,115,195)	179,400,616

Securities:
Brazilian government securities	91,884,693	6,795,851	(8,422)	98,672,122
Corporate debt securities	87,739,201	291,387	(2,695,825)	85,334,763
Balance on December 31, 2020 (1)	179,623,894	7,087,238	(2,704,247)	184,006,885
(1)	In 2021 and 2020, no reclassifications were made of Financial Assets at amortized cost – Bonds and securities for other categories of financial assets; and
(2)	Unrealized gains and losses on amortized costs assets have not been recognized in comprehensive income.

Maturity

				R$ thousand
	On December 31, 2021		On December 31, 2020
	Amortized cost	Fair value	Amortized cost	Fair value
Due within one year	39,050,064	38,849,569	37,272,651	37,799,094
From 1 to 5 years	87,143,802	85,001,327	77,744,401	78,452,236
From 5 to 10 years	36,997,796	39,111,612	34,641,933	32,852,519
Over 10 years	15,627,613	16,438,108	29,964,909	34,903,036
Total	178,819,275	179,400,616	179,623,894	184,006,885

The financial instruments pledged as collateral, classified as financial assets at amortized cost, totalled R$43,616,767 thousand at December 31, 2021 (2020 – R$38,224,516 thousand), being composed mostly of Brazilian government bonds.

Reconciliation of expected losses of financial assets at amortized cost:

				R$ thousand
	Stage 1	Stage 2	Stage 3	Total (1)
Expected loss of financial assets at amortized cost on December 31, 2019	299,342	692,338	3,641,797	4,633,477
Transferred to Stage 1	-	(69,057)	-	(69,057)
Transferred to Stage 2	(34,918)	-	-	(34,918)
Transferred to Stage 3	(26,365)	(79,871)	-	(106,236)
Transfer from Stage 1	-	34,918	26,365	61,283
Transfer from Stage 2	69,057	-	79,871	148,928
Transfer from Stage 3	-	-	-	-
Assets originated or purchased/Assets settled/Reversal	(11,688)	544,691	388,989	921,992
Expected loss of financial assets at amortized cost as of December 31, 2020	295,428	1,123,019	4,137,022	5,555,469
Transferred to Stage 1	-	(14,267)	(1,168)	(15,435)
Transferred to Stage 2	(2,037)	-	-	(2,037)
Transferred to Stage 3	(109)	(72)	-	(181)
Transfer from Stage 1	-	2,037	109	2,146
Transfer from Stage 2	14,267	-	72	14,339
Transfer from Stage 3	1,168	-	-	1,168
New assets originated or purchased/Assets settled or paid	185,206	(335,883)	122,871	(27,806)
Expected loss of financial assets at amortized cost on December 31, 2021	493,923	774,834	4,258,906	5,527,663

(1) The expected loss expense is recorded as “Expected Loss on Other Financial Assets” in the Consolidated Statement of Income.